Operating Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Lease, Cost
Operating lease charge. The following table summarizes the operating lease charge for the twelve months ended December 31, 2022 and 2021:

	For the Twelve Months Ended
	December 31, 2022	December 31, 2021
	($ in millions)
Amortization charge on right-of-use operating leased assets	$10.1	$12.0
Interest on operating lease liabilities	5.4	5.5
Operating lease charge	$15.5	$17.5

Lessee, Operating Lease, Liability	The following table summarizes the maturity of lease liabilities under non-cancellable leases as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
	($ in millions)
Operating leases — maturities
2022	$—	$17.0
2023	15.4	17.0
2024	15.2	16.5
2025	14.9	16.1
2026	14.1	15.3
2027	12.6	13.8
Later years	47.2	48.0
Total minimum lease payments	$119.4	$143.7
Less imputed interest	(23.9)	(28.5)
Total lease liabilities	$95.5	$115.2

Summary of Other Lease Information	The following table summarizes the cash flows on operating leases for the twelve months ended December 31, 2022 and 2021, and other supplemental information:

	For the Twelve Months Ended
	December 31, 2022	December 31, 2021
	($ in millions)
Cash paid for amounts included in the measurement of lease liabilities
- Operating cash outflow from operating leases	$(15.5)	$(17.5)

Right-of-use assets obtained in exchange for lease obligations
- Operating leases	$1.9	$23.9

Reduction to Right-of-use assets resulting from reductions to lease obligations
- Operating leases	$7.0	$2.3

Weighted Averages
- Operating leases, remaining lease terms (years)	8.1	8.8
- Operating leases, average discount rate	5.0%	5.0%